LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 15 – LEASES

In November 2022, Fr8App entered into a lease agreement for 31 workstations in Monterrey, Mexico for a 12 month-term, and amended the lease for additional adjacent office space in August 2023. In November 2023 and 2024 the Company renewed the lease agreement for additional 12-month terms, respectively. In October 2025, the Company entered into a new one-year lease agreement for a different office space in Monterrey, Mexico with 14 workstations, 2 private offices, 2 meeting rooms and a break area. The agreement expires on November 1, 2026, and has the option to renew for one-year terms.

The Company entered into a lease agreement for office space in Mexico City to accommodate three to five employees on February 1, 2024. That lease was renewed on February 1, 2025. In October 2020, the Company entered into a work-suites arrangement for a workspace in an office located in The Woodlands, Texas, on a month-to-month basis, which continues in effect.

Total rent expense for the years ended December 31, 2025, 2024 and 2023 was approximately $132,581, $141,315 and $101,000, respectively.